Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 529,217	$ 304,367
Restricted cash	4,877	5,072
Margin deposits (Note 13)	4,270	4,270
Trade accounts receivable, net	37,594	78,198
Capitalized voyage expenses	888	1,904
Due from related companies (Note 2)	$ 7,167	$ 8,889
Other Receivable, after Allowance for Credit Loss, Current, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Advances and other	$ 33,905	$ 15,560
Vessels held for sale	0	61,626
Inventories	20,986	26,217
Prepaid insurance and other	4,238	6,818
Current portion of financial instruments - Fair value (Notes 8, 13)	854	193
Total current assets	643,996	513,114
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Notes 8, 13)	58	0
RIGHT OF USE ASSET UNDER OPERATING LEASES (Note 4)	47,748	58,706
RIGHT OF USE ASSET UNDER FINANCE LEASES (Note 4)	0	41,851
LONG TERM RECEIVABLES (Note 4)	23,558	23,307
FIXED ASSETS (Note 5)
Advances for vessels under construction	143,997	46,650
Vessels	3,571,330	3,552,607
Accumulated depreciation	(1,026,877)	(972,032)
Vessels’ Net Book Value	2,544,453	2,580,575
Total fixed assets	2,688,450	2,627,225
DEFERRED CHARGES AND LEASEHOLD IMPROVEMENTS, net (Note 6)	45,545	44,372
Total assets	3,449,355	3,308,575
CURRENT LIABILITIES:
Current portion of long - term debt and other financial liabilities (Note 7)	168,930	201,046
Payables	44,594	48,156
Due to related companies (Note 2)	$ 6,469	$ 7,439
Accounts Payable, Current, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Dividends payable	$ 8,850	$ 0
Series D Redeemable Preferred Shares (Note 9)	87,927	0
Accrued liabilities	44,256	36,196
Unearned revenue (Note 3)	33,366	26,049
Current portion of obligations under operating leases (Note 4)	21,381	21,737
Current portion of financial liability under operating leases (Note 4)	1,051	1,031
Current portion of financial liability under finance leases (Note 4)	0	28,033
Current portion of financial instruments - Fair value (Notes 8, 13)	61	0
Total current liabilities	416,885	369,687
LONG-TERM DEBT AND OTHER FINANCIAL LIABILITIES, net of current portion (Note 7)	1,369,156	1,376,831
LONG-TERM OBLIGATIONS UNDER OPERATING LEASES (Note 4)	26,367	36,969
FINANCIAL LIABILITY UNDER OPERATING LEASES, net of current portion (Note 4)	1,638	2,164
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Notes 8, 13)	178	5
Preferred shares, $ 1.00 par value; 25,000,000 shares authorized, 4,745,947 Series E Preferred Shares and 6,747,147 Series F Preferred Shares issued and outstanding at June 30, 2023 and 3,517,061 Series D Preferred Shares, 4,745,947 Series E Preferred Shares and 6,747,147 Series F Preferred Shares issued and outstanding at December 31, 2022	11,493	15,010
Common shares, $ 5.00 par value; 60,000,000 shares authorized at June 30, 2023 and December 31, 2022; 30,183,776 shares issued and 29,505,603 shares outstanding at June 30, 2023 and December 31, 2022	150,919	150,919
Additional paid-in capital	912,214	993,368
Cost of treasury stock	(6,791)	(6,791)
Accumulated other comprehensive income	5,037	7,665
Retained earnings	510,614	311,726
Total Tsakos Energy Navigation Limited stockholders’ equity	1,583,486	1,471,897
Non-controlling Interest	51,645	51,022
Total stockholders’ equity	1,635,131	1,522,919
Total liabilities and stockholders’ equity	$ 3,449,355	$ 3,308,575